Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 0.3%
GLP J-Reit	14,604	$15,491,231
Nippon Prologis REIT Inc.	6,901	14,459,738
		29,950,969
Air Freight & Logistics — 0.4%
Nippon Express Holdings Inc.	234,500	13,148,453
SG Holdings Co. Ltd.	1,035,600	15,192,831
Yamato Holdings Co. Ltd.	924,300	16,908,426
		45,249,710
Passenger Airlines — 0.2%
ANA Holdings Inc.(a)	513,600	11,392,455
Japan Airlines Co. Ltd.	466,900	8,922,562
		20,315,017
Automobile Components — 2.0%
Aisin Corp.	475,000	13,629,780
Bridgestone Corp.	1,847,100	75,091,761
Denso Corp.	1,401,700	86,308,682
Koito Manufacturing Co. Ltd.	679,600	12,740,412
Sumitomo Electric Industries Ltd.	2,314,900	27,402,023
		215,172,658
Automobiles — 7.1%
Honda Motor Co. Ltd.	4,982,800	141,784,161
Isuzu Motors Ltd.	1,882,600	21,835,887
Mazda Motor Corp.	1,863,200	15,806,213
Nissan Motor Co. Ltd.	7,529,800	28,043,670
Subaru Corp.	1,989,100	34,117,407
Suzuki Motor Corp.	1,187,900	39,116,299
Toyota Motor Corp.	34,306,500	467,316,508
Yamaha Motor Co. Ltd.	960,700	23,635,598
		771,655,743
Banks — 6.1%
Chiba Bank Ltd. (The)	1,735,100	10,825,481
Concordia Financial Group Ltd.	3,432,300	13,269,368
Japan Post Bank Co. Ltd.	4,775,800	35,654,127
Mitsubishi UFJ Financial Group Inc.	36,951,480	245,719,490
Mizuho Financial Group Inc.	7,804,358	114,723,109
Resona Holdings Inc.	7,010,400	31,800,743
Shizuoka Financial Group Inc., NVS	1,465,800	10,767,386
Sumitomo Mitsui Financial Group Inc.	4,224,600	171,441,252
Sumitomo Mitsui Trust Holdings Inc.	1,067,532	37,613,730
		671,814,686
Beverages — 1.0%
Asahi Group Holdings Ltd.	1,557,700	60,422,598
Kirin Holdings Co. Ltd.	2,514,400	37,527,524
Suntory Beverage & Food Ltd.	451,000	16,588,524
		114,538,646
Building Products — 1.9%
AGC Inc.	661,900	24,109,297
Daikin Industries Ltd.	853,500	161,958,960
Lixil Corp.	936,900	12,054,481
TOTO Ltd.	429,800	13,016,231
		211,138,969
Capital Markets — 0.9%
Daiwa Securities Group Inc.	4,355,200	19,750,680
Japan Exchange Group Inc.	1,626,500	26,559,734
Nomura Holdings Inc.	9,446,500	33,199,392
Security	Shares	Value

Capital Markets (continued)
SBI Holdings Inc.	795,910	$14,878,747
		94,388,553
Chemicals — 3.6%
Asahi Kasei Corp.	4,081,500	27,680,461
JSR Corp.	572,800	13,789,397
Mitsubishi Chemical Group Corp.	4,166,500	23,352,734
Mitsui Chemicals Inc.	552,400	13,923,869
Nippon Paint Holdings Co. Ltd.	3,066,900	23,485,253
Nippon Sanso Holdings Corp.	562,700	11,507,163
Nissan Chemical Corp.	404,700	17,555,969
Nitto Denko Corp.	484,500	34,450,511
Shin-Etsu Chemical Co.Ltd.	5,893,400	181,436,100
Sumitomo Chemical Co. Ltd.	4,558,900	13,575,200
Toray Industries Inc.	4,501,300	23,744,298
Tosoh Corp.	856,400	9,838,243
		394,339,198
Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	715,600	20,375,695
Secom Co. Ltd.	684,900	44,855,149
Toppan Inc.	792,300	16,925,473
		82,156,317
Construction & Engineering — 0.6%
Kajima Corp.	1,372,200	19,209,110
Obayashi Corp.	2,117,700	17,042,074
Shimizu Corp.	1,831,900	11,094,275
Taisei Corp.	550,000	17,476,497
		64,821,956
Financial Services — 0.8%
GMO Payment Gateway Inc.	133,848	10,555,509
Mitsubishi HC Capital Inc.	2,845,800	15,437,133
ORIX Corp.	3,795,900	64,523,713
		90,516,355
Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.	3,866,500	109,850,011

Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	2,097,900	25,060,444
Kansai Electric Power Co. Inc. (The)	2,285,000	26,212,083
Tokyo Electric Power Co. Holdings Inc.(a)	5,006,800	17,289,492
		68,562,019
Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	403,100	16,908,768
Mitsubishi Electric Corp.	6,230,100	81,094,302
Nidec Corp.	1,351,000	66,948,821
		164,951,891
Electronic Equipment, Instruments & Components — 6.0%
Azbil Corp.	368,600	11,636,509
Hamamatsu Photonics KK	453,700	23,062,326
Hirose Electric Co. Ltd.	98,058	13,274,428
Ibiden Co. Ltd.	362,600	19,740,449
Keyence Corp.	629,404	305,121,154
Kyocera Corp.	1,035,300	58,732,768
Murata Manufacturing Co. Ltd.	1,858,300	108,610,470
Omron Corp.	567,400	34,192,307
Shimadzu Corp.	760,500	23,519,051
TDK Corp.	1,257,600	47,976,672
Yokogawa Electric Corp.	751,000	14,141,378
		660,007,512

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 2.2%
Capcom Co. Ltd.	563,100	$21,950,559
Koei Tecmo Holdings Co. Ltd.	376,420	6,329,311
Konami Group Corp.	324,500	17,181,038
Nexon Co. Ltd.	1,265,200	25,785,002
Nintendo Co. Ltd.	3,362,300	142,776,603
Square Enix Holdings Co. Ltd.	272,100	12,186,692
Toho Co. Ltd./Tokyo	361,000	14,197,673
		240,406,878
Diversified REITs — 0.3%
Daiwa House REIT Investment Corp.	7,108	14,914,518
Nomura Real Estate Master Fund Inc.	13,804	16,226,785
		31,141,303
Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	2,115,500	41,839,568
Kobe Bussan Co. Ltd.	485,200	13,372,262
MatsukiyoCocokara & Co.	368,500	19,725,596
Seven & i Holdings Co. Ltd.	2,437,680	102,046,644
Welcia Holdings Co. Ltd.	295,500	6,240,927
		183,224,997
Food Products — 1.4%
Ajinomoto Co. Inc.	1,467,100	56,989,643
Kikkoman Corp.	439,400	25,887,167
MEIJI Holdings Co. Ltd.	719,312	16,141,072
Nisshin Seifun Group Inc.	646,275	8,108,921
Nissin Foods Holdings Co. Ltd.	202,500	17,279,214
Yakult Honsha Co. Ltd.	407,900	26,496,946
		150,902,963
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,225,000	19,420,840
Tokyo Gas Co. Ltd.	1,268,600	27,027,478
		46,448,318
Health Care Equipment & Supplies — 2.9%
Asahi Intecc Co. Ltd.	703,100	13,397,960
Hoya Corp.	1,154,500	144,740,436
Olympus Corp.	3,892,300	58,946,132
Sysmex Corp.	542,400	35,499,049
Terumo Corp.	2,176,400	66,210,291
		318,793,868
Health Care Technology — 0.3%
M3 Inc.	1,423,400	31,593,969

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Holdings Co. Japan Ltd.	273,500	11,248,197
Oriental Land Co. Ltd./Japan	3,527,800	132,125,660
		143,373,857
Household Durables — 4.9%
Iida Group Holdings Co. Ltd.	512,980	8,463,753
Open House Group Co. Ltd.	252,000	9,664,107
Panasonic Holdings Corp.	7,126,315	74,432,113
Sekisui Chemical Co. Ltd.	1,195,100	16,472,377
Sekisui House Ltd.	1,993,200	38,900,803
Sharp Corp./Japan(a)	749,000	4,291,205
Sony Group Corp.	4,079,600	382,586,263
		534,810,621
Household Products — 0.5%
Unicharm Corp.	1,301,300	49,420,911

Industrial Conglomerates — 2.1%
Hikari Tsushin Inc.	65,900	9,510,196
Security	Shares	Value

Industrial Conglomerates (continued)
Hitachi Ltd.	3,035,000	$174,671,766
Toshiba Corp.	1,330,600	42,923,160
		227,105,122
Insurance — 3.2%
Dai-ichi Life Holdings Inc.	3,043,100	52,048,371
Japan Post Holdings Co. Ltd.	7,103,700	50,089,182
Japan Post Insurance Co. Ltd.	652,400	9,778,927
MS&AD Insurance Group Holdings Inc.	1,386,940	47,525,080
Sompo Holdings Inc.	1,012,150	41,146,152
T&D Holdings Inc.	1,620,900	22,010,030
Tokio Marine Holdings Inc.	5,830,800	130,533,038
		353,130,780
Interactive Media & Services — 0.2%
Z Holdings Corp.	8,704,600	21,634,612

Retail REITs — 0.2%
Japan Metropolitan Fund Invest	22,863	16,166,666

IT Services — 2.3%
Fujitsu Ltd.	569,500	72,246,807
Itochu Techno-Solutions Corp.	315,100	8,194,430
NEC Corp.	789,900	37,070,576
Nomura Research Institute Ltd.	1,248,212	31,403,463
NTT Data Corp.	2,050,700	29,314,627
Obic Co. Ltd.	226,100	36,573,158
Otsuka Corp.	367,200	13,829,949
SCSK Corp.	503,600	7,964,395
TIS Inc.	727,100	20,348,194
		256,945,599
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	1,933,494	45,278,677
Shimano Inc.	250,600	39,282,562
Yamaha Corp.	455,200	18,006,750
		102,567,989
Machinery — 5.0%
Daifuku Co. Ltd.	985,100	19,902,625
FANUC Corp.	3,102,500	106,117,422
Hitachi Construction Machinery Co. Ltd.	348,300	8,587,251
Hoshizaki Corp.	351,500	12,621,484
Komatsu Ltd.	2,991,500	70,197,761
Kubota Corp.	3,272,500	44,993,132
Kurita Water Industries Ltd.	338,400	13,829,809
Makita Corp.	720,200	19,471,767
MINEBEA MITSUMI Inc.	1,174,200	22,570,600
MISUMI Group Inc.	909,800	19,776,636
Mitsubishi Heavy Industries Ltd.	1,036,500	43,689,878
NGK Insulators Ltd.	775,500	9,344,683
SMC Corp.	184,900	99,131,970
Toyota Industries Corp.	473,100	29,173,976
Yaskawa Electric Corp.	776,300	32,727,776
		552,136,770
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd.	443,600	9,981,597
Mitsui OSK Lines Ltd.	1,107,300	25,182,395
Nippon Yusen KK	1,563,300	33,269,869
		68,433,861
Media — 0.4%
CyberAgent Inc.	1,406,100	9,953,684
Dentsu Group Inc.	646,800	20,736,584

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Hakuhodo DY Holdings Inc.	762,300	$7,975,488
		38,665,756
Metals & Mining — 0.9%
JFE Holdings Inc.	1,599,750	19,764,478
Nippon Steel Corp.	2,600,370	50,627,464
Sumitomo Metal Mining Co. Ltd.	788,700	23,911,408
		94,303,350
Broadline Retail — 0.3%
Pan Pacific International Holdings Corp.	1,238,800	21,115,340
Rakuten Group Inc.	3,071,400	12,665,789
		33,781,129
Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings Inc.	9,327,395	30,978,866
Idemitsu Kosan Co. Ltd.	671,029	13,011,591
Inpex Corp.	3,142,600	33,020,755
		77,011,212
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,676,400	10,299,488

Personal Care Products — 1.2%
Kao Corp.	1,507,000	52,516,962
Kobayashi Pharmaceutical Co. Ltd.	158,500	8,971,374
Kose Corp.	108,600	10,885,191
Shiseido Co. Ltd.	1,293,700	58,748,600
		131,122,127
Pharmaceuticals — 6.3%
Astellas Pharma Inc.	5,855,350	92,644,204
Chugai Pharmaceutical Co. Ltd.	2,162,900	58,212,505
Daiichi Sankyo Co. Ltd.	5,982,007	194,529,924
Eisai Co. Ltd.	814,800	51,827,631
Kyowa Kirin Co. Ltd.	881,500	16,966,949
Nippon Shinyaku Co. Ltd.	170,200	7,808,136
Ono Pharmaceutical Co. Ltd.	1,242,800	23,239,221
Otsuka Holdings Co. Ltd.	1,263,100	46,863,189
Shionogi & Co. Ltd.	851,200	38,241,109
Takeda Pharmaceutical Co. Ltd.	5,117,000	162,853,946
		693,186,814
Professional Services — 1.5%
BayCurrent Consulting Inc.	418,500	15,296,700
Persol Holdings Co. Ltd.	574,600	10,835,187
Recruit Holdings Co. Ltd.	4,663,600	142,670,158
		168,802,045
Office REITs — 0.3%
Japan Real Estate Investment Corp.	4,133	15,712,114
Nippon Building Fund Inc.	4,928	19,724,641
		35,436,755
Real Estate Management & Development — 1.9%
Daito Trust Construction Co. Ltd.	203,500	19,327,566
Daiwa House Industry Co. Ltd.	1,930,500	50,345,549
Hulic Co. Ltd.	1,268,800	10,570,356
Mitsubishi Estate Co. Ltd.	3,632,000	41,593,062
Mitsui Fudosan Co. Ltd.	2,916,300	55,606,198
Nomura Real Estate Holdings Inc.	355,100	8,582,084
Sumitomo Realty & Development Co. Ltd.	924,400	22,293,831
		208,318,646
Ground Transportation — 2.4%
Central Japan Railway Co.	466,000	56,679,084
East Japan Railway Co.	978,100	53,919,532
Security	Shares	Value

Ground Transportation (continued)
Hankyu Hanshin Holdings Inc.	735,100	$23,356,121
Keio Corp.	333,400	11,732,403
Keisei Electric Railway Co. Ltd.	409,800	15,711,363
Kintetsu Group Holdings Co. Ltd.	585,400	19,364,180
Odakyu Electric Railway Co. Ltd.	967,800	14,090,124
Tobu Railway Co. Ltd.	607,300	15,886,563
Tokyu Corp.	1,727,400	22,307,977
West Japan Railway Co.	708,300	29,664,763
		262,712,110
Semiconductors & Semiconductor Equipment — 4.2%
Advantest Corp.	619,600	79,346,934
Disco Corp.	297,600	43,291,253
Lasertec Corp.	242,700	38,107,084
Renesas Electronics Corp.(a)	4,116,500	66,626,344
Rohm Co. Ltd.	283,000	23,882,581
SUMCO Corp.	1,143,200	16,272,680
Tokyo Electron Ltd.	1,449,656	197,161,139
		464,688,015
Software — 0.3%
Oracle Corp. Japan(a)	122,900	9,402,905
Trend Micro Inc./Japan.	432,400	20,562,403
		29,965,308
Specialty Retail — 1.7%
Fast Retailing Co. Ltd.	567,400	132,645,998
Nitori Holdings Co. Ltd.	259,100	31,569,179
USS Co. Ltd.	669,800	10,884,597
ZOZO Inc.	397,200	8,085,256
		183,185,030
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	762,200	11,043,876
Canon Inc.	3,235,950	80,209,155
FUJIFILM Holdings Corp.	1,206,600	73,740,424
Ricoh Co. Ltd.	1,800,500	15,020,085
Seiko Epson Corp.	911,900	13,829,211
		193,842,751
Tobacco — 0.8%
Japan Tobacco Inc.	3,877,000	84,536,119

Trading Companies & Distributors — 5.5%
ITOCHU Corp.	3,845,200	129,806,150
Marubeni Corp.	4,980,100	70,972,667
Mitsubishi Corp.	4,012,900	160,435,755
Mitsui & Co. Ltd.	4,249,300	133,895,475
MonotaRO Co. Ltd.	827,300	11,471,680
Sumitomo Corp.	3,628,100	68,474,254
Toyota Tsusho Corp.	687,700	30,207,212
		605,263,193
Wireless Telecommunication Services — 3.5%
KDDI Corp.	4,844,000	149,347,828
SoftBank Corp.	9,292,400	99,022,201
SoftBank Group Corp.	3,352,500	131,914,067
		380,284,096
Total Long-Term Investments — 99.0%
(Cost: $12,375,649,158)		10,833,073,238

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(b)(c)(d)	7,662,925	$7,664,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	5,720,000	5,720,000

Total Short-Term Securities — 0.1%
(Cost: $13,384,457)		13,384,457

Total Investments — 99.1%
(Cost: $12,389,033,615)		10,846,457,695

Other Assets Less Liabilities — 0.9%		102,726,291

Net Assets — 100.0%		$10,949,183,986

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,575,176	$6,092,983	(a)	$—	$(3,184)	$(518)	$7,664,457	7,662,925	$186,133	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,910,000	3,810,000	(a)	—	—	—	5,720,000	5,720,000	127,398		3
					$(3,184)	$(518)	$13,384,457		$313,531		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	760	06/08/23	$115,559	$6,684,304

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,248,197	$10,821,825,041	$—	$10,833,073,238
Short-Term Securities
Money Market Funds	13,384,457	—	—	13,384,457
	$24,632,654	$10,821,825,041	$—	$10,846,457,695
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,684,304	$—	$6,684,304

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust